Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	¥ 2,017	¥ (6,712)
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	116,793	(335,998)
Equity swaps [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	33,675	41,556
Change in value used for calculating hedge ineffectiveness	(19,215)	13,889
Investments at fair value through other comprehensive income [member] | Investment securities [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	18,994	(14,126)
Interest Rate Swaps [Member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,199,507	5,723,327
Change in value used for calculating hedge ineffectiveness	(122,874)	350,446
Carrying value [member] | Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts	85,376	78,573
Carrying value [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts	6,252,899	5,983,893
Carrying value [member] | Equity swaps [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets		8,861
Carrying amounts, Liabilities	2,690
Carrying value [member] | Investments at fair value through other comprehensive income [member] | Investment securities [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts	74,564	31,721
Carrying value [member] | Interest Rate Swaps [Member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	222,553	¥ 366,092
Carrying amounts, Liabilities	¥ 46,666